Basis of accounting	6 Months Ended
Jun. 30, 2024
Disclosure Of Material Accounting Policy Information [Line Items]
Basis of preparation

Note 1

Basis of accounting
Basis of preparation
The consolidated financial statements (the financial statements) of UBS AG and its subsidiaries (together, UBS AG)
are prepared in

accordance with IFRS Accounting Standards,

as issued by

the International Accounting Standards
Board (the IASB),

and are

presented in

US dollars. These

interim financial statements

are prepared in

accordance
with IAS 34, Interim Financial Reporting .
In preparing

these interim financial

statements, the same

accounting policies and

methods of

computation have
been applied as in the UBS AG consolidated annual

financial statements for the period ended 31 December

2023,
except for the changes described in this

Note and changes in segment reporting as set out in

Note 3. Note 2 sets
out

the

accounting

for

the

merger

of

UBS AG

and

Credit

Suisse AG.

These

interim

financial

statements

are
unaudited

and

should

be

read

in

conjunction

with

UBS AG’s

audited

consolidated

financial

statements

in

the
UBS AG Annual

Report 2023

and the

“Management report”

sections of

this report,

including the

disclosures in
“Integration of Credit

Suisse” in the “Recent

developments” section of

this report. In

the opinion of management,
all

necessary

adjustments

have

been

made

for

a

fair

presentation

of

UBS AG’s

financial

position,

results

of
operations and cash flows.
Preparation of these interim financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and disclosures of contingent assets and liabilities. These estimates and assumptions are based on the best available information. Actual results in the future could differ from such estimates and differences may be material to the financial statements. Revisions to estimates, based on regular reviews, are recognized in the period in which they occur. For more information about areas of estimation uncertainty that are considered to require critical judgment, refer to this Note and Note 2, as well as
“Note 1a Material accounting policies” in the “Consolidated financial statements” section of the UBS AG Annual
Report 2023.
Incremental accounting policies related

to the transactions and activities associated

with the merger of
UBS AG and Credit Suisse AG
Business combinations under common control
UBS AG’s

material

accounting

policies

in

respect

of

business

combinations

are

set

out

in

“Note

1a

Material
accounting

policies,

item

1

Consolidation”

in

the

“Consolidated

financial

statements”

section

of

the

UBS AG
Annual

Report

2023.

The

merger

of

UBS AG

and

Credit

Suisse AG

on

31 May

2024

constitutes

a

business
combination under common

control as

defined in

IFRS 3,
Business Combinations
, i.e.,

a business combination

in
which the combining entities or businesses are ultimately

controlled by the same entity both

before and after the
business combination and where

that control is

not transitory.

Business combinations under common control

are
outside

the

scope

of

IFRS

3.

In

the

absence

of

specific

accounting

requirements

in

IFRS

Accounting Standards,
UBS AG has

adopted an

accounting policy

that provides

relevant information

for the

economic decision-making
needs of users and is reflective of the economic substance

of the transaction.
UBS AG accounts for business

combinations under common

control using the historic

carrying values of

assets and
liabilities of

the transferred

entity

or business

as of

the date

of the

transfer,

determined under

IFRS Accounting
Standards.

The

balances

of

each

of

the

equity

reserves

of

the

transferred

entity,

accumulated

after

that

entity
becomes part of the

UBS Group, are combined with

the corresponding equity reserves (
Share premium , Retained
earnings

and
Other

comprehensive income

recognized directly

in

equity,

net

of

tax
)

of

UBS AG.

The

difference
between the

aggregate carrying

value of

the assets

and liabilities

and equity

reserves is

recognized as

an adjustment
to Share premium
, net

of any

consideration that

may be

payable. Comparative

periods prior

to the

dates of

business
combinations under common control are not restated,

because such transactions are accounted for

prospectively.

Allowances and provisions for expected credit

losses
UBS AG’s material accounting

policies in respect of

allowances and provisions for

expected credit losses are

set out
in

“Note

1a

Material

accounting policies,

item

2g

Allowances and

provisions

for

expected credit

losses”

in

the
“Consolidated financial statements” section

of the UBS AG

Annual Report 2023.

Financial instruments, acquired
through

a business

combination under

common control

that are

not classified

by UBS AG

at fair

value through
profit or loss, are subject to IFRS 9 expected credit loss (ECL) requirements.
Goodwill and other intangible assets
UBS AG’s

material accounting

policies

regarding

goodwill are

set

out

in

“Note 1a

Material accounting

policies,
item 9 Goodwill”

in the “Consolidated

financial statements”

section of the

UBS AG Annual Report

2023. Goodwill
recognized

in

the

transferred

entity

prior

to

the

date

of

the

business

combination

under

common

control

is
recognized in

these financial

statements at

the historic

carrying value,

subsequently allocated

to respective

cash
generating units and tested for impairment.

Business

combinations

under

common

control

do

not

result

in

a

recognition

of

incremental

goodwill

or

other
intangible assets,

in addition

to those

already recognized

by the

transferred entity

prior to

the date

of business
combination under common control.